Taxes on Income - Schedule of Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Taxes on Income [Abstract]
Current	$ 23,442	$ 17,257	$ 22,912
Deferred	(5,935)	(3,006)	(10,293)
Total	17,507	14,251	12,619
Domestic (Israel)	7,460	5,367	4,194
Foreign	$ 10,047	$ 8,884	$ 8,425